Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 51,079,131	$ 50,766,070
Business combination	7,812	115,971
Effect of translation	(5,729,826)	(648,685)
Increase of the year	15,683,252	10,510,473
Applications payments	(6,203,329)	(7,618,520)
Applications reversals	(14,555,467)	(2,046,178)
Ending balance	$ 40,281,573	$ 51,079,131